Putnam Premier Income Trust
The fund's portfolio
10/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (74.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 11/1/53	$11,000,000	$10,518,532
5.50%, 5/20/49	38,737	37,561
5.00%, 5/20/49	117,629	110,645
4.50%, TBA, 11/1/53	12,000,000	10,830,594
4.50%, with due dates from 10/20/49 to 1/20/50	122,318	111,353
4.00%, TBA, 11/1/53	8,000,000	7,028,102
4.00%, with due dates from 8/20/49 to 1/20/50	97,818	86,374
3.50%, with due dates from 8/20/49 to 3/20/50	907,495	773,533

		29,496,694
U.S. Government Agency Mortgage Obligations (65.8%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	124,226	115,663
4.50%, 5/1/49	18,613	16,877
Uniform Mortgage-Backed Securities
7.00%, TBA, 11/1/53	20,000,000	20,211,572
6.50%, TBA, 11/1/53	67,000,000	66,576,017
6.00%, TBA, 11/1/53	80,000,000	77,837,504
5.50%, TBA, 11/1/53	9,000,000	8,540,508
5.00%, TBA, 11/1/53	29,000,000	26,733,241
3.50%, TBA, 11/1/53	8,000,000	6,658,438
3.00%, TBA, 11/1/53	13,000,000	10,388,321
2.50%, TBA, 11/1/53	17,000,000	13,026,915

		230,105,056

Total U.S. government and agency mortgage obligations (cost $262,390,165)		$259,601,750

U.S. TREASURY OBLIGATIONS (1.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.125%, 5/15/48(i)	$116,000	$83,595
U.S. Treasury Notes
3.125%, 8/31/27(i)	348,000	328,747
1.625%, 5/15/31(i)	2,841,000	2,283,340
0.625%, 8/15/30(i)	764,000	578,171
0.25%, 7/31/25(i)	10,000	9,195
0.125%, 1/15/24(i)	163,000	161,327

Total U.S. treasury obligations (cost $3,444,375)		$3,444,375

MORTGAGE-BACKED SECURITIES (39.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.8%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$892,996	$184,327
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	5,336,064	1,160,338
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	4,072,462	934,144
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	7,203,950	1,625,509
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	5,012,800	1,139,910
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	351,146	54,059
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	8,199,692	1,559,795
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,564,858	943,848
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,120,109	170,240
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	493,775	36,260
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	256,127	8,169
REMICs Ser. 23-5349, Class IA, IO, 3.00%, 12/15/42	2,465,107	228,296
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 9/25/50	8,193,581	791,500
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 12/15/47	1,379,515	122,474
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 8/15/56	4,836,139	424,661
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 7/25/50	7,670,555	680,697
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 4/15/47	988,152	88,207
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 1/25/50	4,930,401	356,526
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.383%, 7/25/43(WAC)	1,382,182	18,153
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,773,365	295,540
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	77,339	12,733
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,699,506	426,225
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	234,773	32,917
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	7,432,990	1,370,272
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	304,732	59,165
REMICs Ser. 23-49, Class IC, IO, 4.00%, 11/25/49	197,385	35,263
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,787,097	487,047
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	849,105	122,857
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	630,315	91,465
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	450,376	51,507
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	15,254,197	2,119,087
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.965%, 4/25/40	618,156	50,540
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 3/25/48	3,057,474	203,016
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/48	5,406,507	463,359
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	825,022	3,337
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.715%, 5/25/47	6,673,553	487,503
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.715%, 10/25/41	55,740	84
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 12/25/46	2,716,274	142,737
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/50	4,450,487	357,063
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 8/25/49	2,888,307	194,141
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.565%, 11/25/49	5,703,467	480,151
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.465%, 10/25/41	1,335,268	83,404
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	1,871,508	352,247
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,194,657	719,309
Ser. 14-76, IO, 5.00%, 5/20/44	746,014	147,933
Ser. 12-146, IO, 5.00%, 12/20/42	536,636	103,657
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	756,471	154,841
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	549,531	110,581
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,443,495	510,080
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,253,451	253,435
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,537,691	498,363
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	451,632	88,139
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,366,829	273,756
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,780,748	1,610,741
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,038,376	202,241
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	921,222	179,219
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,006,570	172,973
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,632,120	303,721
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	878,745	152,364
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,058,984	357,501
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,800,167	329,002
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,181,542	155,822
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	3,941,141	588,512
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	734,562	27,269
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	475,223	78,490
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	992,550	61,516
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	458,928	70,790
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	439,297	74,716
Ser. 21-156, IO, 3.50%, 7/20/51	9,075,224	1,577,712
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,277,039	1,001,229
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	914,537	152,367
Ser. 13-28, IO, 3.50%, 2/20/43	306,889	45,444
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	491,953	56,284
Ser. 13-14, IO, 3.50%, 12/20/42	1,822,079	197,076
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	2,003,608	328,748
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,953,005	304,665
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	858,795	135,875
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	838,814	50,455
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	7,640,615	1,192,318
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	6,111,122	942,380
Ser. 17-H19, Class MI, IO, 2.069%, 4/20/67(WAC)	2,458,613	133,257
Ser. 16-H03, Class DI, IO, 2.048%, 12/20/65(WAC)	5,281,282	223,107
Ser. 15-H25, Class EI, IO, 1.863%, 10/20/65(WAC)	3,756,060	140,477
Ser. 15-H20, Class AI, IO, 1.812%, 8/20/65(WAC)	4,955,847	167,508
FRB Ser. 15-H08, Class CI, IO, 1.782%, 3/20/65(WAC)	3,536,769	105,396
Ser. 15-H23, Class BI, IO, 1.722%, 9/20/65(WAC)	5,169,311	154,562
Ser. 16-H24, Class CI, IO, 1.657%, 10/20/66(WAC)	3,855,087	117,966
Ser. 16-H14, IO, 1.652%, 6/20/66(WAC)	3,767,286	96,902
Ser. 13-H08, Class CI, IO, 1.611%, 2/20/63(WAC)	2,873,138	90,504
Ser. 14-H21, Class BI, IO, 1.516%, 10/20/64(WAC)	5,448,380	160,727
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.129%, 2/20/53	15,729,677	1,042,915
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.846%, 6/20/51	10,644,499	987,916
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.846%, 5/20/51	6,687,080	628,674
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.846%, 4/20/51	13,606,346	1,137,300
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.846%, 4/20/51	4,631,183	382,376
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.846%, 9/20/50	6,051,583	589,926
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.751%, 11/20/47	7,177,064	676,160
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.726%, 4/20/44	3,612,722	281,162
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.696%, 7/20/50	3,618,461	340,016
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.696%, 1/20/49	3,186,803	240,601
Ser. 16-H16, Class EI, IO, 0.695%, 6/20/66(WAC)	3,919,505	137,183
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.646%, 5/20/50	4,450,099	367,109
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.646%, 4/20/50	5,637,214	493,616
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.646%, 8/20/49	4,405,891	359,521
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.646%, 7/20/49	3,913,690	310,669
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.646%, 7/20/49	5,088,538	369,949
IFB Ser. 20-7, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.596%, 1/20/50	3,335,533	263,699
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.596%, 12/20/49	2,722,229	208,233
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.596%, 9/20/49	4,358,248	341,551
Ser. 16-H22, Class AI, IO, 0.577%, 10/20/66(WAC)	5,531,406	198,793
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.546%, 8/20/43	4,923,594	325,942
Ser. 15-H20, Class CI, IO, 0.538%, 8/20/65(WAC)	5,557,933	272,895
Ser. 16-H18, Class QI, IO, 0.516%, 6/20/66(WAC)	3,420,183	150,259
Ser. 17-H11, Class DI, IO, 0.502%, 5/20/67(WAC)	4,758,561	237,645
Ser. 16-H23, Class NI, IO, 0.457%, 10/20/66(WAC)	14,486,751	550,497
Ser. 16-H17, Class KI, IO, 0.411%, 7/20/66(WAC)	2,298,919	95,372
Ser. 15-H15, Class BI, IO, 0.31%, 6/20/65(WAC)	2,913,083	100,793
Ser. 15-H24, Class AI, IO, 0.292%, 9/20/65(WAC)	4,389,923	113,379
Ser. 17-H12, Class QI, IO, 0.238%, 5/20/67(WAC)	4,289,620	136,397
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.146%, 8/20/44	1,568,045	95,401
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	6,406,357	285,083
Ser. 17-H16, Class JI, IO, 0.069%, 8/20/67(WAC)	12,468,493	569,929
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68(WAC)	8,194,725	338,901
Ser. 15-H10, Class BI, IO, 0.047%, 4/20/65(WAC)	3,437,632	133,036
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68(WAC)	3,559,823	142,190
Ser. 18-H05, Class BI, IO, 0.036%, 2/20/68(WAC)	5,663,988	223,240
Ser. 16-H03, Class AI, IO, 0.034%, 1/20/66(WAC)	12,114,183	384,891
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67(WAC)	3,540,266	98,487
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	5,802,119	243,109
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	6,784,257	207,598
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67(WAC)	5,290,947	149,700
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	7,086,146	171,903
Ser. 16-H06, Class DI, IO, 0.01%, 7/20/65(WAC)	10,224,464	217,802
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67(WAC)	11,021,383	263,222
Ser. 18-H15, Class KI, IO, 0.003%, 8/20/68(WAC)	4,742,895	181,920
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	6,030,550	86,563
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	9,708,141	147,738

		48,329,964
Commercial mortgage-backed securities (14.0%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	452,947
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.189%, 1/15/51(WAC)	735,000	507,308
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.025%, 4/10/51(WAC)	1,213,000	652,881
Ser. 19-B13, Class D, 2.50%, 8/15/57	792,000	436,788
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	1,247,000	732,788
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,337,000	534,503
Ser. 19-CD8, Class D, 3.00%, 8/15/57	814,000	390,720
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	1,068,000	872,042
FRB Ser. 11-C2, Class F, 5.249%, 12/15/47(WAC)	2,121,000	1,336,803
Citigroup Commercial Mortgage Trust 144A
Ser. 15-P1, Class D, 3.225%, 9/15/48	1,273,000	1,019,311
Ser. 15-GC27, Class E, 3.00%, 2/10/48	886,000	576,744
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.916%, 4/10/47(WAC)	912,000	758,565
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,123,000	932,090
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	906,000	789,912
FRB Ser. 15-CR26, Class D, 3.465%, 10/10/48(WAC)	658,000	421,054
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.01%, 11/10/46(WAC)	1,081,000	720,008
FRB Ser. 14-CR17, Class D, 4.824%, 5/10/47(WAC)	617,000	495,597
FRB Ser. 14-CR17, Class E, 4.824%, 5/10/47(WAC)	919,000	611,503
FRB Ser. 14-UBS3, Class D, 4.764%, 6/10/47(WAC)	481,000	284,279
Ser. 12-CR3, Class F, 4.75%, 10/15/45 (In default)(NON)(WAC)	194,678	9,830
FRB Ser. 14-CR19, Class D, 4.629%, 8/10/47(WAC)	507,000	455,708
FRB Ser. 15-LC19, Class E, 4.213%, 2/10/48(WAC)	781,000	583,339
FRB Ser. 18-COR3, Class D, 2.809%, 5/10/51(WAC)	672,000	339,014
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.478%, 9/9/24	511,000	514,159
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.75%, 4/15/50(WAC)	1,390,000	848,207
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.359%, 8/10/44(WAC)	465,259	415,103
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.321%, 11/25/51	1,746,000	1,657,697
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	1,423,000	1,241,491
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	357,000	326,748
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class B, 5.153%, 8/10/44(WAC)	533,000	441,222
FRB Ser. 14-GC24, Class D, 4.523%, 9/10/47(WAC)	2,827,000	1,076,219
Ser. 19-GC38, Class D, 3.00%, 2/10/52	1,109,000	686,516
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.733%, 2/15/47(WAC)	2,173,000	1,485,482
FRB Ser. 14-C19, Class C19, 4.627%, 4/15/47(WAC)	814,000	754,473
FRB Ser. 14-C18, Class E, 4.233%, 2/15/47(WAC)	914,000	599,036
FRB Ser. C14, Class D, 4.15%, 8/15/46(WAC)	1,265,000	646,182
FRB Ser. 14-C23, Class D, 3.983%, 9/15/47(WAC)	574,000	481,270
FRB Ser. 14-C25, Class D, 3.933%, 11/15/47(WAC)	1,404,000	759,577
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	456,492
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.382%, 9/15/50(WAC)	577,000	392,955
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.764%, 6/15/51(WAC)	448,000	351,191
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	680,000	477,385
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46(WAC)	574,000	200,900
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	424,130
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	1,113,000	255,703
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	659,000	539,715
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,390,000	347,500
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	26,213	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	663,370	627,113
FRB Ser. 15-C22, Class C, 4.20%, 4/15/48(WAC)	1,227,000	1,077,967
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.862%, 10/15/46(WAC)	929,000	769,907
FRB Ser. 12-C6, Class E, 4.425%, 11/15/45(WAC)	619,000	401,418
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50(WAC)	833,000	702,836
FRB Ser. 13-C10, Class E, 3.962%, 7/15/46(WAC)	2,187,000	509,613
FRB Ser. 13-C10, Class F, 3.962%, 7/15/46(WAC)	1,988,000	100,001
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	838,105
Ser. 14-C19, Class D, 3.25%, 12/15/47	1,493,000	1,248,457
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	384,505	320,350
FRB Ser. 18-H3, Class C, 4.851%, 7/15/51(WAC)	576,000	460,114
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.185%, 3/25/50	1,554,263	1,484,425
FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	1,173,860	1,130,327
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.791%, 6/25/37	828,051	827,434
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.585%, 1/19/37 (Bermuda)	1,046,000	992,937
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.388%, 8/15/50(WAC)	629,000	502,484
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	12,873	11,582
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.453%, 9/15/48(WAC)	710,000	621,001
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	819,000	702,436
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	265,000	198,995
FRB Ser. 13-LC12, Class D, 3.955%, 7/15/46(WAC)	356,000	89,021
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	145,077
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,544,000	1,109,847
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	514,000	434,215
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.052%, 3/15/46(WAC)	457,000	440,983
FRB Ser. 13-UBS1, Class E, 5.052%, 3/15/46(WAC)	616,000	596,453
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,671,027
FRB Ser. 12-C9, Class E, 4.719%, 11/15/45(WAC)	537,000	497,578
FRB Ser. 12-C10, Class D, 4.394%, 12/15/45(WAC)	687,000	382,086
FRB Ser. 13-C15, Class D, 4.213%, 8/15/46(WAC)	2,693,000	646,320

		48,833,207
Residential mortgage-backed securities (non-agency) (11.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.629%, 5/25/47	622,451	368,789
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.939%, 1/25/36	108,779	95,203
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.619%, 11/25/47	496,233	364,933
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.789%, 3/25/37	1,580,794	1,256,621
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.139%, 9/25/35	412,908	350,133
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.114%, 11/20/35	1,064,667	926,570
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.819%, 8/25/46	513,651	441,974
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.819%, 8/25/46	2,650,776	2,127,487
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 5.76%, 8/25/46	204,136	178,403
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.74%, 6/25/46	328,355	268,199
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.649%, 4/25/47	401,843	316,408
FRB Ser. 06-OA7, Class 1A1, 3.476%, 6/25/46(WAC)	872,823	765,029
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (US 30 Day Average SOFR + 11.36%), 16.685%, 12/25/28	482,295	551,960
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.935%, 5/25/28	826,498	892,035
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/28	2,794,711	3,093,442
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.785%, 4/25/28	1,283,554	1,393,682
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.635%, 10/25/27	727,737	767,878
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.985%, 12/25/27	1,148,815	1,211,488
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.685%, 2/25/49	254,000	315,101
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.821%, 10/25/50	491,000	631,338
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.685%, 4/25/49	298,000	358,201
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.435%, 10/25/48	1,619,000	1,985,793
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/49	315,000	381,570
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.935%, 3/25/49	252,000	296,430
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 8/25/50	966,000	1,231,158
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/50	1,027,000	1,272,423
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.185%, 9/25/48	389,000	427,379
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.035%, 3/25/50	625,000	677,675
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.185%, 7/25/50	551,458	602,064
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.685%, 9/25/50	768,656	828,729
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.121%, 10/25/50	900,000	978,890
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.071%, 2/25/42	450,000	456,750
Structured Agency Credit risk Debt FRN Class M1B, (US 30 Day Average SOFR + 3.35%), 8.671%, 6/25/43	700,000	716,625
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	581,291
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	879,000	808,431
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	291,636
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.185%, 10/25/28	238,434	279,206
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.685%, 9/25/28	2,301,715	2,682,896
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 10/25/28	1,289,648	1,493,187
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 8/25/28	833,135	960,711
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/29	268,634	302,801
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.685%, 1/25/29	266,837	300,312
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.685%, 4/25/29	396,103	439,309
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.821%, 1/25/42	402,000	410,040
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 9/25/31	572,139	598,495
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.685%, 1/25/40	459,000	463,907
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.321%, 1/25/42	840,000	840,525
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.885%, 7/25/31	8,023	8,053
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.485%, 1/25/40	214,553	216,870
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.749%, 5/25/37	534,564	291,750
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.968%, 5/19/35	401,012	125,018
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.471%, 1/25/34 (Bermuda)	300,000	286,507
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	786,000	778,883
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.831%, 2/26/37	418,188	334,973
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.234%, 8/25/35	78,107	72,177
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.619%, 1/25/37	532,082	449,210
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	857,389
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	582,904
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.419%, 10/25/45	246,463	222,933

		41,209,774

Total mortgage-backed securities (cost $164,968,762)		$138,372,945

CORPORATE BONDS AND NOTES (20.8%)(a)
		Principal amount	Value
Basic materials (2.3%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$515,000	$487,538
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		565,000	481,164
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		1,248,000	1,025,814
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		570,000	490,331
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		530,000	485,093
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		165,000	131,316
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		669,000	644,874
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		595,000	478,504
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	650,000	564,923
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$440,000	422,950
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		545,000	487,670
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,100,000	808,500
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		560,000	546,953
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		615,000	493,538
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		510,000	471,750

			8,020,918
Capital goods (1.8%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		1,150,000	1,157,188
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	530,000	535,939
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		$347,000	352,222
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		581,000	508,609
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		520,000	425,100
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		520,000	475,024
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		580,000	506,006
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		497,000	497,621
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		585,000	496,086
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		563,000	492,820
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	229,592
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	150,892
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		420,000	405,535

			6,232,634
Communication services (0.9%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		1,455,000	1,135,715
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		655,000	547,338
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		377,000	330,341
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29(R)		620,000	512,618
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	610,000	531,424

			3,057,436
Consumer cyclicals (6.3%)
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		$1,211,000	1,121,138
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		630,000	486,205
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		585,000	485,491
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		509,000	491,232
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		568,000	605,610
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		595,000	513,888
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		640,000	486,373
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	560,000	526,901
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		$500,000	465,000
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		620,000	505,364
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	1,085,000	1,184,087
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		$585,000	495,871
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		610,000	501,725
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		580,000	500,769
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	668,000	658,606
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$1,180,000	1,144,329
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		615,000	486,971
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		1,335,000	1,089,972
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		630,000	538,926
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		600,000	505,680
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		562,000	495,992
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		590,000	505,028
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		595,000	499,734
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		565,000	501,878
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		635,000	493,370
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		560,000	515,560
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		490,000	511,481
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30		645,000	512,140
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		574,000	514,930
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	560,000	517,130
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$625,000	493,475
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,301,000	1,093,365
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		482,000	437,488
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		540,000	475,475
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	1,310,000	1,195,050
Via Celere Desarrollos Inmobiliarios SA company guaranty sr. notes Ser. REGS, 5.25%, 4/1/26 (Spain)	EUR	100,000	98,696
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$690,000	488,255

			22,143,185
Consumer staples (1.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		615,000	503,699
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		600,000	511,561
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		559,000	512,686
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	245,000	252,961
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$550,000	516,990
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32		605,000	500,557
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		625,000	530,202
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	510,000	524,446
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$610,000	495,643
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		564,000	497,537
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		560,000	495,919

			5,342,201
Energy (4.3%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		555,000	506,449
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		536,000	519,150
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		517,000	507,249
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		730,000	734,498
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		1,155,000	1,165,689
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		658,000	650,476
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		1,300,000	1,248,522
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		543,000	520,894
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		700,000	700,801
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		540,000	518,330
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		590,000	504,849
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		550,000	504,652
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		1,321,000	1,181,298
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		473,000	440,440
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	295,289
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		330,000	291,803
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		790,000	565,245
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		425,000	313,359
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		1,250,000	1,107,031
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		571,000	515,375
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		541,000	520,829
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		560,000	517,316
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		1,170,000	1,116,478

			14,946,022
Financials (0.2%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		571,000	502,000
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		200,000	161,031
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	208,750

			871,781
Health care (1.4%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		603,000	492,953
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	100,950
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		525,000	501,375
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		595,000	502,398
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		635,000	548,488
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		615,000	497,787
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		1,190,000	1,130,064
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,185,000	1,167,225

			4,941,240
Technology (0.9%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		610,000	505,262
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		602,000	503,193
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		598,000	521,332
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		585,000	503,051
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		605,000	502,968
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		618,000	510,200

			3,046,006
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	500,000	554,582

			554,582
Utilities and power (1.1%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$500,000	496,875
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,220,000	1,186,450
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		535,000	546,369
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		672,000	499,407
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		590,000	516,782
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		590,000	501,143

			3,747,026

Total corporate bonds and notes (cost $77,111,022)			$72,903,031

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.0%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	470,000	$335,464
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	690,000	543,749
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	760,000	515,062
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	760,000	652,508
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	2,060,000	1,642,612
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$2,765,000	2,263,844
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		300,000	294,000
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		920,000	746,350
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		715,000	712,238
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,277,911
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,622,857
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		2,480,000	1,540,700
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		810,000	571,050
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default)(NON)		1,310,000	551,838
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		2,610,000	1,115,775
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		1,300,000	549,250
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		2,670,000	2,434,327
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	746,605
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		640,000	660,896
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,215,539
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		890,000	847,725
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	625,613
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		550,000	424,875
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		910,000	903,294
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		950,000	922,688
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		660,000	659,175
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,390,000	993,517
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		1,150,000	1,005,355
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,685,944

Total foreign government and agency bonds and notes (cost $32,665,840)			$28,060,761

CONVERTIBLE BONDS AND NOTES (4.5%)(a)
	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$113,000	$93,120

		93,120
Capital goods (0.3%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	321,000	344,594
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	166,000	177,454
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	192,000	170,880
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	220,000	227,920
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	205,000	198,337

		1,119,185
Communication services (0.1%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	254,000	251,945

		251,945
Consumer cyclicals (0.8%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	242,000	206,910
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	183,000	136,793
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	153,000	233,151
Carnival Corp. 144A company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	197,000	233,226
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	182,000	135,226
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	260,000	260,578
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	212,000	166,420
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	270,000	271,080
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	88,000	93,060
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	192,000	180,576
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29	122,000	128,283
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	141,000	257,396
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	158,000	123,388
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	298,000	259,074

		2,685,161
Consumer staples (0.5%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	132,000	114,114
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	291,000	214,322
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	107,000	97,584
MGP Ingredients, Inc. company guaranty cv. sr. unsec. bonds 1.875%, 11/15/41	145,000	163,701
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	239,000	226,692
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	137,000	99,668
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	122,000	110,871
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	199,000	162,782
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	263,000	223,534
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	176,000	168,520
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	318,000	334,854

		1,916,642
Energy (0.1%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	263,000	195,222
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	138,000	102,189
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	157,000	184,946

		482,357
Financials (0.2%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	257,000	193,393
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	335,000	343,375

		536,768
Health care (0.7%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	122,000	105,474
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	126,000	121,142
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	105,000	99,262
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	203,000	189,095
Cytokinetics, Inc. cv. sr. unsec. unsub. notes 3.50%, 7/1/27	113,000	103,621
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	327,000	287,433
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	300,000	247,877
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	370,000	301,586
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	174,000	160,341
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	135,000	148,062
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	222,000	246,070
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	92,000	134,780
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	114,000	97,080
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	111,000	107,226

		2,349,049
Technology (1.5%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	97,000	66,688
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	307,000	312,066
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	202,000	233,778
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	189,000	196,749
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	136,000	115,396
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	157,000	136,660
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	174,000	145,464
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	196,000	157,711
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	120,000	132,120
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	211,000	157,834
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	161,000	148,824
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	181,000	154,755
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	138,000	115,920
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	106,000	165,572
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	180,000	165,822
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	302,000	246,136
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	69,000	57,132
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	116,000	197,606
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	260,000	222,950
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	47,000	61,382
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	329,000	287,875
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	33,000	80,586
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	145,485
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	167,000	168,837
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	416,000	431,184
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	170,000	126,735
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	138,000	118,059
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	214,000	203,091
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	182,000	108,290
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	207,000	187,232
Ziff Davis, Inc. cv. sr. unsec. notes 1.75%, 11/1/26	182,000	163,709
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	102,000	124,236

		5,335,884
Transportation (0.1%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	356,000	337,666

		337,666
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	221,000	208,624
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	210,000	234,570
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	332,000	325,692

		768,886

Total convertible bonds and notes (cost $18,043,192)		$15,876,663

SENIOR LOANS (2.4%)(a)(c)
		Principal amount	Value
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.019%, 10/16/27		$533,635	$528,299
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.665%, 3/17/30		1,073,606	1,070,031
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29		540,921	513,258
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.048%, 5/27/28		1,686,374	1,683,912
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.325%, 7/22/27		195,590	190,037
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.435%, 10/27/28		528,655	506,124
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.424%, 12/15/27		526,630	520,485
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.122%, 4/3/28 (Netherlands)	EUR	440,000	455,829
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.174%, 1/29/28		$1,353,707	1,335,378
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.689%, 8/11/28		568,557	561,308
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28		548,601	517,056
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.519%, 6/9/28		528,655	519,255
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.49%, 2/28/27		162,000	28,350

Total senior loans (cost $8,631,280)			$8,429,322

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.689%, 10/22/24	$1,286,000	$1,269,931
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.439%, 10/22/24	1,086,000	1,070,394
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.689%, 5/7/24	416,000	415,996

Total asset-backed securities (cost $2,645,424)		$2,756,321

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	$24,234

Total common stocks (cost $21,953)		$24,234

SHORT-TERM INVESTMENTS (21.9%)(a)
		Principal amount/shares	Value
Banco Santander SA commercial paper 5.426%, 11/27/23 (Spain)		$2,000,000	$1,991,898
Canadian Imperial Bank of Commerce commercial paper 5.488%, 12/20/23 (Canada)		2,000,000	1,985,268
DNB Bank ASA commercial paper 5.406%, 11/22/23 (Norway)		1,750,000	1,744,372
GTA Funding, LLC asset-backed commercial paper 5.578%, 11/21/23		2,000,000	1,993,749
Liberty Street Funding, LLC asset-backed commercial paper 5.501%, 11/1/23 (Canada)		2,000,000	1,999,704
Putnam Government Money Market Fund Class G 5.05%(AFF)	Shares	15,553,199	15,553,199
Putnam Short Term Investment Fund Class P 5.59%(AFF)	Shares	37,773,897	37,773,897
Societe Generale SA commercial paper 5.460%, 12/1/23 (France)		$2,000,000	1,990,909
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%(P)	Shares	4,377,000	4,377,000
Sumitomo Mitsui Trust Bank Ltd./Singapore commercial paper 5.638%, 12/15/23 (Singapore)		$2,000,000	1,986,408
U.S. Treasury Bills 5.457%, 1/23/24(SEG)(SEGSF)(SEGTBA)		4,700,000	4,642,393
U.S. Treasury Bills 5.335%, 11/16/23(SEGTBA)		300,000	299,341
U.S. Treasury Bills 5.063%, 11/9/23(SEGSF)(SEGTBA)		100,000	99,882

Total short-term investments (cost $76,439,146)			$76,438,020
TOTAL INVESTMENTS

Total investments (cost $646,361,159)			$605,907,422

	FORWARD CURRENCY CONTRACTS at 10/31/23 (aggregate face value $53,014,904) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	1/17/24	$433	$437	$4
		Euro	Sell	12/20/23	396,824	403,296	6,472
		New Zealand Dollar	Sell	1/17/24	25,350	25,679	329
		Swedish Krona	Sell	12/20/23	345,918	348,844	2,926
	Barclays Bank PLC
		Canadian Dollar	Sell	1/17/24	131,785	132,957	1,172
		Euro	Sell	12/20/23	41,570	42,315	745
		Norwegian Krone	Sell	12/20/23	24,850	25,960	1,110
		Swedish Krona	Buy	12/20/23	6,843	6,931	(88)
		Swiss Franc	Buy	12/20/23	214,864	220,859	(5,995)
	Citibank, N.A.
		Australian Dollar	Sell	1/17/24	936,952	940,314	3,362
		Canadian Dollar	Sell	1/17/24	84,992	85,702	710
		Euro	Sell	12/20/23	1,192,486	1,213,617	21,131
		Norwegian Krone	Sell	12/20/23	210,058	219,383	9,325
		Swedish Krona	Sell	12/20/23	661,844	667,066	5,222
	Goldman Sachs International
		Canadian Dollar	Sell	1/17/24	14,298	14,426	128
		Swiss Franc	Buy	12/20/23	2,289,121	2,353,523	(64,402)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	1/17/24	233,268	232,324	(944)
		British Pound	Sell	12/20/23	1,289,350	1,320,758	31,408
		Canadian Dollar	Sell	1/17/24	38,633	38,980	347
		Euro	Buy	12/20/23	278,370	280,361	(1,991)
		New Zealand Dollar	Buy	1/17/24	11,131	10,657	474
		Norwegian Krone	Buy	12/20/23	118,897	124,565	(5,668)
		Swedish Krona	Sell	12/20/23	72,440	73,402	962
		Swiss Franc	Buy	12/20/23	54,269	55,697	(1,428)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/20/23	324,283	332,267	7,984
		Canadian Dollar	Sell	1/17/24	311,446	314,186	2,740
		Euro	Sell	12/20/23	96,184	97,894	1,710
		Norwegian Krone	Sell	12/20/23	20,170	21,064	894
		Swiss Franc	Buy	12/20/23	23,211	23,861	(650)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	1/17/24	941,404	937,592	(3,812)
		Euro	Sell	12/20/23	3,486,258	3,544,732	58,474
		Japanese Yen	Buy	11/15/23	4,163,241	4,476,108	(312,867)
		New Zealand Dollar	Sell	1/17/24	2,908,051	2,947,786	39,735
		Norwegian Krone	Sell	12/20/23	1,175,585	1,228,160	52,575
		Swedish Krona	Sell	12/20/23	887,613	895,023	7,410
	NatWest Markets PLC
		British Pound	Sell	12/20/23	973	999	26
		Euro	Sell	12/20/23	400,323	404,731	4,408
		Japanese Yen	Buy	11/15/23	843,575	906,904	(63,329)
		New Zealand Dollar	Sell	1/17/24	105,536	106,860	1,324
		Norwegian Krone	Sell	12/20/23	25,800	26,921	1,121
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/17/24	2,341,840	2,333,044	(8,796)
		British Pound	Sell	12/20/23	1,165,813	1,194,559	28,746
		Canadian Dollar	Sell	1/17/24	1,003,806	1,012,702	8,896
		Euro	Sell	12/20/23	8,214,525	8,349,598	135,073
		New Zealand Dollar	Sell	1/17/24	44,522	45,129	607
		Norwegian Krone	Sell	12/20/23	608,281	635,304	27,023
		Swedish Krona	Sell	12/20/23	1,213,327	1,222,981	9,654
		Swiss Franc	Buy	12/20/23	174,743	179,577	(4,834)
	Toronto-Dominion Bank
		British Pound	Sell	12/20/23	103,960	106,521	2,561
		Canadian Dollar	Sell	1/17/24	3,270,007	3,299,020	29,013
		Euro	Sell	12/20/23	2,872,889	2,923,742	50,853
		Japanese Yen	Buy	11/15/23	9,036	9,709	(673)
		Norwegian Krone	Sell	12/20/23	435,973	455,442	19,469
	UBS AG
		Australian Dollar	Sell	1/17/24	13,482	13,428	(54)
		Canadian Dollar	Sell	1/17/24	1,340,238	1,352,146	11,908
		Euro	Sell	12/20/23	1,219,634	1,238,383	18,749
		Japanese Yen	Buy	11/15/23	1,563,028	1,679,323	(116,295)
		New Zealand Dollar	Sell	1/17/24	97,087	98,346	1,259
		Swedish Krona	Sell	12/20/23	11,763	11,859	96
		Swiss Franc	Sell	12/20/23	7,295	7,349	54
	WestPac Banking Corp.
		Australian Dollar	Sell	1/17/24	332,541	331,180	(1,361)
		British Pound	Sell	12/20/23	1,039,724	1,065,318	25,594
		Euro	Sell	12/20/23	212,516	215,876	3,360
		New Zealand Dollar	Sell	1/17/24	129,604	131,227	1,623

	Unrealized appreciation						638,766

	Unrealized (depreciation)						(593,187)

	Total						$45,579
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Short)	540	$109,307,813	$109,307,813	Dec-23	$576,815
U.S. Treasury Note Ultra 10 yr (Short)	30	3,264,844	3,264,844	Dec-23	180,401

Unrealized appreciation					757,216

Unrealized (depreciation)					—

Total					$757,216

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63		$66,745,900	$830,986	$738,210
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63		66,745,900	830,986	(576,017)
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988		65,015,900	80,281	78,019
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		32,507,900	(237,767)	(229,181)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		32,086,300	2,213,955	1,320,993
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		32,086,300	2,213,955	(1,729,772)
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		31,418,700	2,079,918	1,424,210
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		31,418,700	2,079,918	(1,718,289)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035		16,254,000	24,623	24,056
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		15,450,300	(988,047)	933,507
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		15,450,300	(988,047)	(684,139)
(2.063)/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		14,707,300	(3,080,135)	2,074,318
2.063/US SOFR/Apr-56 (Purchased)	Apr-26/2.063		14,707,300	(696,531)	(502,548)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		14,076,200	(2,080,462)	1,793,167
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		14,076,200	(2,080,462)	(1,361,732)
(3.857)/US SOFR/Sep-38 (Written)	Sep-28/3.857		13,513,400	930,398	260,809
(3.887)/US SOFR/Sep-40 (Written)	Sep-30/3.887		13,513,400	1,016,208	235,944
3.887/US SOFR/Sep-40 (Written)	Sep-30/3.887		13,513,400	1,016,208	(353,781)
3.857/US SOFR/Sep-38 (Written)	Sep-28/3.857		13,513,400	930,398	(391,213)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		11,414,100	(1,694,994)	1,561,563
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		11,414,100	(1,694,994)	(1,137,187)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035		11,377,800	(88,363)	(86,244)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		10,783,700	784,514	481,277
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		10,783,700	784,514	(607,877)
(0.6385)/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		9,326,800	(2,161,324)	625,922
0.6385/US SOFR/Mar-40 (Purchased)	Mar-30/0.6385		9,326,800	(91,188)	(44,955)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		9,143,300	(475,452)	563,776
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		9,143,300	(466,308)	(349,914)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		9,049,800	(586,880)	368,689
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		9,049,800	(586,880)	(374,028)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		6,860,600	260,703	125,000
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		6,860,600	260,703	(246,296)
(3.49)/US SOFR/May-40 (Purchased)	May-30/3.49		4,972,900	(940,287)	203,491
3.49/US SOFR/May-40 (Purchased)	May-30/3.49		4,972,900	(940,287)	(133,771)
(0.5644)/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		4,749,700	(1,127,760)	318,515
0.5644/US SOFR/Mar-40 (Purchased)	Mar-30/0.5644		4,749,700	(43,455)	(21,469)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(1,513,967)	447,919
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(101,827)	(51,988)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		4,270,400	333,518	171,030
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		4,270,400	333,518	(232,011)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	532,589
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	(237,715)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		16,333,000	(1,328,690)	781,534
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09		16,333,000	(1,328,690)	(522,819)
Citibank, N.A.
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	1,645,336
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		14,768,300	(1,090,639)	(632,526)
(3.28)/US SOFR/Jul-36 (Written)	Jul-26/3.28		10,763,700	602,767	333,998
3.28/US SOFR/Jul-36 (Written)	Jul-26/3.28		10,763,700	602,767	(601,368)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		4,617,700	(595,868)	275,815
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14		4,617,700	(179,167)	(78,824)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(1,040,302)	228,834
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(371,600)	(82,019)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	219,158,200	703,152	674,804
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	109,579,100	(691,234)	(663,209)
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	28,513,100	(623,805)	(281,182)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	28,513,100	(623,805)	(285,405)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$24,708,300	1,143,994	539,135
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		24,708,300	1,143,994	(807,220)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	373,187
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	(568,115)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		12,168,600	(1,569,749)	1,989,931
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		12,168,600	(1,569,749)	(1,099,676)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		1,629,100	(229,703)	175,927
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		1,629,100	(95,873)	(59,755)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	32,222
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	(72,177)
JPMorgan Chase Bank N.A.
3.475/US SOFR/Oct-34 (Purchased)	Oct-24/3.475		$31,043,600	(372,523)	(36,011)
5.775/US SOFR/Oct-34 (Written)	Oct-24/5.775		31,043,600	372,523	57,431
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		28,152,400	(2,371,840)	1,368,207
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		28,152,400	(2,371,840)	(984,771)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	466,827
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		22,135,000	472,306	(2,247,145)
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		19,558,800	1,650,763	642,311
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		19,558,800	1,650,763	(863,325)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		11,891,400	803,859	371,725
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		11,891,400	803,859	(614,310)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		7,832,800	620,749	292,320
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		7,832,800	620,749	(400,726)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	215,881
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,718,700	399,674	(376,458)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	170,511
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		3,636,400	214,911	(515,860)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	93,936
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	(129,026)
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		444,300	(263,203)	22,095
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		444,300	(263,203)	(19,394)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	14,070,900	(504,308)	324,902
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	14,070,900	(504,308)	(173,608)
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	9,795,400	(244,469)	168,951
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	9,795,400	(244,469)	(109,175)
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	6,533,800	(340,868)	183,196
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	6,533,800	(340,868)	(120,280)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	827,357
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(240,424)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	529,762
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(119,861)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	453,916
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(85,492)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	487,693
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(104,385)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		$10,654,600	(554,039)	260,398
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		10,654,600	(533,263)	(213,305)
Morgan Stanley & Co. International PLC
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		953,100	(120,805)	162,904
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		953,100	(120,805)	(93,070)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(210,086)	93,216
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(52,764)	(21,660)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	285,240
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(91,833)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	90,254
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(43,066)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	812,156
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,644,000	(364,332)	(221,859)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	488,865
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,146,000	(436,172)	(290,470)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	399,985
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,548,000	(234,237)	(146,432)

Unrealized appreciation					30,603,766

Unrealized (depreciation)					(25,086,368)

Total					$5,517,398

TBA SALE COMMITMENTS OUTSTANDING at 10/31/23 (proceeds receivable $69,862,188) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 11/1/53	$1,000,000	11/20/2023	$852,138
Uniform Mortgage-Backed Securities, 6.50%, 11/1/53	22,000,000	11/13/2023	21,860,783
Uniform Mortgage-Backed Securities, 6.00%, 11/1/53	8,000,000	11/13/2023	7,783,750
Uniform Mortgage-Backed Securities, 5.50%, 11/1/53	10,000,000	11/13/2023	9,489,453
Uniform Mortgage-Backed Securities, 5.00%, 11/1/53	15,000,000	11/13/2023	13,827,539
Uniform Mortgage-Backed Securities, 4.50%, 11/1/53	5,000,000	11/13/2023	4,467,188
Uniform Mortgage-Backed Securities, 4.00%, 11/1/53	5,000,000	11/13/2023	4,319,922
Uniform Mortgage-Backed Securities, 3.50%, 11/1/53	2,000,000	11/13/2023	1,664,609
Uniform Mortgage-Backed Securities, 3.00%, 11/1/53	3,000,000	11/13/2023	2,397,305
Uniform Mortgage-Backed Securities, 2.50%, 11/1/53	4,000,000	11/13/2023	3,065,156

Total			$69,727,843

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,017,000	$115,943		$(24)	1/6/28	3.5615% — Annually	US SOFR — Annually	$152,488
		1,931,000	191,246		(25)	3/15/33	3.234% — Annually	US SOFR — Annually	214,979
		1,244,000	117,521		(16)	3/24/33	US SOFR — Annually	3.2975% — Annually	(131,899)
		2,330,000	265,573		(31)	4/6/33	3.45% — Annually	US SOFR — Annually	294,633
		2,237,000	215,289		(30)	4/20/33	US SOFR — Annually	3.283% — Annually	(238,688)
		1,861,000	183,941		(25)	5/3/33	3.253% — Annually	US SOFR — Annually	202,599
		2,033,000	107,708		(16)	5/17/28	US SOFR — Annually	3.261% — Annually	(126,629)
		2,362,000	149,113		(27)	5/23/30	US SOFR — Annually	3.4095% — Annually	(168,774)
		31,224,000	242,298		(9,587)	6/23/25	US SOFR — Annually	4.625% — Annually	(326,203)
		52,833,000	1,772,019		28,013	6/23/28	3.753% — Annually	US SOFR — Annually	2,093,426
		29,628,000	2,456,457		(49,972)	6/23/33	US SOFR — Annually	3.475% — Annually	(2,697,616)
		7,090,000	1,373,900		(31,895)	6/23/53	US SOFR — Annually	3.17% — Annually	(1,460,209)
		3,116,000	185,122		(41)	8/4/33	US SOFR — Annually	3.7865% — Annually	(197,131)
		1,979,000	82,129		(26)	8/21/33	US SOFR — Annually	4.018% — Annually	(87,364)
		4,851,000	107,159		(46)	9/5/28	4.041% — Annually	US SOFR — Annually	117,014
		14,742,000	1,622	(E)	(26,884)	12/20/25	US SOFR — Annually	4.86% — Annually	(28,506)
		3,170,000	148,673	(E)	(42,971)	12/20/33	3.94% — Annually	US SOFR — Annually	105,703
		248,440,000	1,808,643	(E)	(2,115,845)	12/20/28	US SOFR — Annually	4.35% — Annually	(3,924,488)
		45,390,000	1,733,444	(E)	(271,830)	12/20/33	US SOFR — Annually	4.05% — Annually	(2,005,274)
		118,433,500	145,673	(E)	(88,704)	12/20/25	4.80% — Annually	US SOFR — Annually	56,969
		153,304,000	778,784	(E)	642,666	12/20/28	4.40% — Annually	US SOFR — Annually	1,421,451
		109,536,500	4,616,963	(E)	(2,223,843)	12/20/33	4.00% — Annually	US SOFR — Annually	2,393,120
		1,069,000	128,515	(E)	(63,268)	12/20/53	3.60% — Annually	US SOFR — Annually	65,248
		1,688,000	106,783		(57)	9/27/53	US SOFR — Annually	3.965% — Annually	(109,070)
		4,015,000	259,289		(137)	9/28/53	3.957% — Annually	US SOFR — Annually	264,336
		74,440,000	30,520		(279)	9/29/25	5.0185% — Annually	US SOFR — Annually	(9,998)
		40,390,000	274,652		(325)	9/29/28	US SOFR — Annually	4.3955% — Annually	(309,330)
		4,206,000	59,893		(56)	10/2/33	4.367% — Annually	US SOFR — Annually	63,186
		4,215,960	40,389		(59)	10/24/33	4.426% — Annually	US SOFR — Annually	39,287
		3,242,000	90,549		(110)	10/5/53	4.18% — Annually	US SOFR — Annually	93,210
		2,450,000	65,391		(83)	10/6/53	4.1875% — Annually	US SOFR — Annually	67,313
		3,652,000	438		(14)	10/6/25	US SOFR — Annually	4.993% — Annually	(435)
		3,664,000	31,254		(48)	10/6/33	US SOFR — Annually	4.439% — Annually	(33,631)
		1,320,000	145		(5)	10/11/25	4.9835% — Annually	US SOFR — Annually	105
		7,547,000	32,980		(100)	10/11/33	US SOFR — Annually	4.4915% — Annually	(36,704)
		2,371,000	117,578		(81)	10/13/53	US SOFR — Annually	4.0475% — Annually	(119,241)
		21,937,000	170,450		(177)	10/13/28	4.3725% — Annually	US SOFR — Annually	181,157
		27,165,000	546,831		(359)	10/13/33	US SOFR — Annually	4.293% — Annually	(561,806)
		7,193,000	345,480		(245)	10/13/53	4.057% — Annually	US SOFR — Annually	350,001
		4,703,000	117,904		(62)	10/16/33	US SOFR — Annually	4.231% — Annually	(120,223)
		7,470,000	129,679		(99)	10/17/33	4.328% — Annually	US SOFR — Annually	132,637
		10,876,212	162,273		(144)	10/23/33	US SOFR — Annually	4.359% — Annually	(160,174)
		3,087,000	26,147		(41)	10/19/33	4.44% — Annually	US SOFR — Annually	27,074
		2,232,000	6,294		(29)	10/19/33	4.511% — Annually	US SOFR — Annually	6,907
		21,234,000	43,317		(80)	10/20/25	US SOFR — Annually	5.079% — Annually	41,616
		4,716,000	61,685		(160)	10/20/53	4.2695% — Annually	US SOFR — Annually	63,158
		1,977,000	22,439		(67)	10/20/53	US SOFR — Annually	4.28% — Annually	(23,184)
		2,003,000	10,656		(68)	10/23/53	4.3165% — Annually	US SOFR — Annually	11,082
		11,451,000	16,375		(43)	10/23/25	US SOFR — Annually	5.0425% — Annually	15,587
		8,743,000	66,797		(115)	10/23/33	US SOFR — Annually	4.6425% — Annually	65,238
		11,231,200	19,542	(E)	(158)	10/23/34	4.475% — Annually	US SOFR — Annually	(19,701)
		15,235,000	7,160		(57)	10/25/25	4.936% — Annually	US SOFR — Annually	8,188
		3,318,000	11,713		(44)	10/25/33	US SOFR — Annually	4.502% — Annually	(12,272)
		5,428,000	32,514		(72)	10/30/33	4.6215% — Annually	US SOFR — Annually	(32,381)
		3,661,000	22,552		(48)	11/2/33	US SOFR — Annually	4.4685% — Annually	(22,600)
	AUD	177,000	30,789	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	30,788
	AUD	596,700	109,758	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	109,753
	AUD	221,500	41,405	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	41,403
	AUD	345,400	53,678	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	53,674
	AUD	1,289,300	213,079	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	213,064
	AUD	82,700	24,185	(E)	(2)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	24,183
	AUD	4,100,000	523,444		(45)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(520,246)
	AUD	3,287,400	741,075		571,992	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	(178,534)
	AUD	13,670,000	81,339	(E)	15,156	12/20/25	3 month AUD-BBR-BBSW — Quarterly	4.17% — Quarterly	(66,184)
	AUD	4,218,000	173,171	(E)	(5,810)	12/20/33	6 month AUD-BBR-BBSW — Semiannually	4.46% — Semiannually	(178,980)
	AUD	3,039,308	102,550	(E)	(66)	5/12/52	4.59% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	102,484
	CAD	12,331,000	37,258	(E)	1,228	12/20/25	Canadian Overnight Repo Rate Average — Semiannually	4.83% — Semiannually	38,486
	CAD	6,213,000	118,951	(E)	(26,443)	12/20/33	3.83% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	92,508
	CHF	3,459,000	57,951	(E)	(16,720)	12/20/33	Swiss Average Rate Overnight — Annually	1.78% — Annually	41,231
	EUR	1,144,400	295,203	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	295,159
	EUR	1,556,300	533,949		(60)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(531,274)
	EUR	1,719,000	617,544		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	612,678
	EUR	1,739,200	642,835		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	638,394
	EUR	2,008,000	780,304		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	774,465
	EUR	1,798,800	507,803	(E)	(68)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(507,871)
	EUR	2,077,000	828,985		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	829,999
	EUR	1,655,300	665,507	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	665,444
	EUR	1,510,500	644,083		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	646,500
	EUR	904,900	403,164		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	405,340
	EUR	3,288,600	1,673,790	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	1,673,665
	EUR	2,023,200	1,152,450	(E)	(76)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(1,152,527)
	EUR	2,735,100	1,505,406		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	1,523,608
	EUR	11,076,900	5,355,199		(418)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(5,399,525)
	EUR	1,285,600	761,275	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	761,227
	EUR	585,600	388,442	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	388,419
	EUR	3,783,300	894,855	(E)	(80)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(894,935)
	EUR	1,853,200	431,196	(E)	(40)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	431,155
	EUR	2,522,800	596,338	(E)	(58)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	596,280
	EUR	863,600	202,593	(E)	(20)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	202,573
	EUR	2,373,100	1,206,299		(97)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(1,243,175)
	EUR	2,436,000	536,874		(42)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	573,669
	EUR	2,079,900	478,419		(36)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	504,291
	EUR	694,000	378,829		(28)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(382,388)
	EUR	6,666,000	1,380,471		(107)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(1,395,153)
	EUR	4,368,900	180,934	(E)	(69)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	180,865
	EUR	7,340,100	413,103		(109)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	429,006
	EUR	27,208,300	905,129		(103)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	1,137,210
	EUR	2,398,000	713,546		(83)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(724,273)
	EUR	8,996,400	592,183	(E)	(102)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	592,080
	EUR	29,124,000	2,098,885		(279)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(2,229,031)
	EUR	1,052,700	225,345	(E)	(36)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	225,309
	EUR	1,555,000	314,343	(E)	(53)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	314,291
	EUR	4,115,000	30,609	(E)	(61)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	(30,670)
	EUR	1,052,700	32,302	(E)	(20)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	(32,322)
	EUR	24,170,900	103,580	(E)	(164)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	103,415
	EUR	1,925,300	65,067	(E)	(37)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	(65,104)
	EUR	7,366,000	19,485		(63)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(96,549)
	EUR	5,019,000	98,512		(70)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	(23,696)
	EUR	3,409,000	66,622		(48)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	15,685
	EUR	9,655,000	62,317		(82)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(234,419)
	EUR	5,882,000	25,766		(82)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	72,779
	EUR	618,000	48,651		(22)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	40,615
	EUR	5,924,000	32,344		(51)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(136,940)
	EUR	1,051,000	13,300		(15)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(3,708)
	EUR	22,548,200	111,657		(224)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	515,945
	EUR	3,708,600	42,851		(55)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(19,493)
	EUR	1,471,300	21,157		(41,462)	9/13/33	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	(64,394)
	EUR	9,687,000	21,012		(82)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	137,260
	EUR	3,683,000	85,695		(51)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	29,500
	EUR	303,000	35,052		(11)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	31,442
	EUR	6,515,000	64,799		(56)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	34,853
	EUR	5,333,000	83,006		(46)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(6,273)
	EUR	4,630,000	49,970		(40)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	(21,406)
	EUR	3,963,000	22,685		(34)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(41,128)
	EUR	1,114,000	29,456		(16)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	(12,406)
	EUR	1,874,000	18,778		(16)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	10,116
	EUR	12,196,000	236,025		(107)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(65,443)
	EUR	1,321,000	217,154		(49)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	202,913
	EUR	6,855,900	288,863		(105)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	316,870
	EUR	25,138,400	441,010		(254)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	541,750
	EUR	3,162,000	39,212		(27)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	(8,620)
	EUR	1,860,000	64,139		(26)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(36,752)
	EUR	631,000	85,875		(23)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(78,493)
	EUR	3,142,000	94,185		(45)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	(47,420)
	EUR	1,726,000	45,474		(25)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	(18,822)
	EUR	552,000	66,152		(20)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	(59,322)
	EUR	719,000	100,179		(27)	4/5/53	2.444% — Annually	6 month EUR-EURIBOR — Semiannually	91,612
	EUR	1,360,000	54,193		(20)	4/11/33	2.872% — Annually	6 month EUR-EURIBOR — Semiannually	34,109
	EUR	1,005,000	27,669		(14)	4/14/33	6 month EUR-EURIBOR — Semiannually	3.0165% — Annually	(11,653)
	EUR	458,000	50,506		(17)	4/14/53	6 month EUR-EURIBOR — Semiannually	2.59% — Annually	(44,375)
	EUR	1,138,000	113,717		(42)	4/20/53	6 month EUR-EURIBOR — Semiannually	2.6425% — Annually	(98,134)
	EUR	1,713,979	39,699	(E)	(26)	3/13/34	6 month EUR-EURIBOR — Semiannually	3.062% — Annually	(39,725)
	EUR	10,809,000	56,842	(E)	(22,822)	12/20/25	6 month EUR-EURIBOR — Semiannually	3.77% — Annually	34,019
	EUR	738,000	9,902	(E)	(18,094)	12/20/33	3.19% — Annually	6 month EUR-EURIBOR — Semiannually	(8,193)
	GBP	2,874,000	24,313	(E)	12,569	12/20/33	4.27% — Annually	Sterling Overnight Index Average — Annually	36,881
	GBP	3,894,000	33,178	(E)	(24,507)	12/20/25	Sterling Overnight Index Average — Annually	5.28% — Annually	8,678
	NOK	43,910,000	42,688	(E)	(2,201)	12/20/33	4.12% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	40,487
	NZD	6,589,000	176,583	(E)	28,717	12/20/33	3 month NZD-BBR-FRA — Quarterly	4.82% — Semiannually	(147,865)
	SEK	70,660,000	31,587	(E)	9,688	12/20/33	3.32% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	41,275

	Total				$(3,781,623)				$(3,783,835)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,086,868	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(294,359)
2,285,366	2,128,837	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(149,789)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(444,148)

	Total	$—			Total	$(444,148)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$1,539	$12,782	$1,713	5/11/63	300 bp — Monthly	$(166)
	CMBX NA BBB-.6 Index	BB/P	9,980	69,115	9,261	5/11/63	300 bp — Monthly	758
	CMBX NA BBB-.6 Index	BB/P	16,545	126,869	17,000	5/11/63	300 bp — Monthly	(382)
	CMBX NA BBB-.6 Index	BB/P	19,586	153,853	20,616	5/11/63	300 bp — Monthly	(941)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	B+/P	167,805	297,000	125,631	11/18/54	500 bp — Monthly	42,463
	CMBX NA BB.13 Index	BB-/P	11,397	114,000	51,460	12/16/72	500 bp — Monthly	(39,952)
	CMBX NA BB.13 Index	BB-/P	35,081	385,000	173,789	12/16/72	500 bp — Monthly	(138,334)
	CMBX NA BB.13 Index	BB-/P	119,284	461,000	208,095	12/16/27	500 bp — Monthly	(88,363)
	CMBX NA BB.13 Index	BB-/P	54,265	575,000	259,555	12/16/72	500 bp — Monthly	(204,731)
	CMBX NA BB.13 Index	BB-/P	102,570	1,125,000	507,825	12/16/72	500 bp — Monthly	(404,161)
	CMBX NA BB.14 Index	BB/P	6,907	63,000	27,833	12/16/72	500 bp — Monthly	(20,865)
	CMBX NA BB.6 Index	B/P	244,400	363,870	108,979	5/11/63	500 bp — Monthly	135,775
	CMBX NA BB.6 Index	B/P	112,035	465,872	139,529	5/11/63	500 bp — Monthly	(27,041)
	CMBX NA BB.7 Index	B-/P	117,173	2,149,537	706,983	1/17/47	500 bp — Monthly	(587,720)
	CMBX NA BB.9 Index	B/P	8,348	41,000	17,384	9/17/58	500 bp — Monthly	(8,997)
	CMBX NA BB.9 Index	B/P	65,555	321,000	136,104	9/17/58	500 bp — Monthly	(70,236)
	CMBX NA BBB-.10 Index	BB/P	26,678	215,000	69,596	11/17/59	300 bp — Monthly	(42,793)
	CMBX NA BBB-.10 Index	BB/P	42,328	388,000	125,596	11/17/59	300 bp — Monthly	(83,041)
	CMBX NA BBB-.11 Index	BBB-/P	7,704	123,000	30,037	11/18/54	300 bp — Monthly	(22,261)
	CMBX NA BBB-.16 Index	BBB-/P	80,697	355,000	97,590	4/17/65	300 bp — Monthly	(16,686)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	63,938	447,508	147,185	1/17/47	500 bp — Monthly	(82,813)
	CMBX NA BBB-.7 Index	BB/P	27,745	277,220	47,377	1/17/47	300 bp — Monthly	(19,471)
	CMBX NA BBB-.7 Index	BB/P	138,664	1,481,668	253,217	1/17/47	300 bp — Monthly	(113,688)
	CMBX NA BBB-.7 Index	BB/P	143,170	1,721,767	294,250	1/17/47	300 bp — Monthly	(150,076)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	1,365	2,386	715	5/11/63	500 bp — Monthly	652
	CMBX NA BB.6 Index	B/P	249,681	452,153	135,420	5/11/63	500 bp — Monthly	114,701
	CMBX NA BB.9 Index	B/P	10,109	25,000	10,600	9/17/58	500 bp — Monthly	(466)
	CMBX NA BBB-.13 Index	BBB-/P	11,283	72,000	22,925	12/16/72	300 bp — Monthly	(11,600)
	CMBX NA BBB-.13 Index	BBB-/P	4,765	80,000	25,472	12/16/72	300 bp — Monthly	(20,660)
	CMBX NA BBB-.13 Index	BBB-/P	5,531	88,000	28,019	12/16/72	300 bp — Monthly	(22,437)
	CMBX NA BBB-.13 Index	BBB-/P	7,097	120,000	38,208	12/16/72	300 bp — Monthly	(31,041)
	CMBX NA BBB-.13 Index	BBB-/P	14,269	222,000	70,685	12/16/72	300 bp — Monthly	(56,286)
	CMBX NA BBB-.13 Index	BBB-/P	14,538	316,000	100,614	12/16/72	300 bp — Monthly	(85,892)
	CMBX NA BBB-.16 Index	BBB-/P	58,722	244,000	67,076	4/17/65	300 bp — Monthly	(8,211)
	CMBX NA BBB-.16 Index	BBB-/P	70,200	270,000	74,223	4/17/65	300 bp — Monthly	(3,866)
	CMBX NA BBB-.7 Index	BB/P	54,254	579,714	99,073	1/17/47	300 bp — Monthly	(44,482)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	17,251	215,000	102,125	5/11/63	500 bp — Monthly	(84,665)
	CMBX NA BB.6 Index	B/P	10,811	12,527	3,752	5/11/63	500 bp — Monthly	7,071
	CMBX NA BBB-.13 Index	BBB-/P	34,234	259,000	82,466	12/16/72	300 bp — Monthly	(48,080)
	CMBX NA BBB-.8 Index	BB-/P	37,581	241,000	49,767	10/17/57	300 bp — Monthly	(12,045)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	52,396	402,000	50,773	12/16/72	200 bp — Monthly	1,779
	CMBX NA A.13 Index	A-/P	53,512	402,000	50,773	12/16/72	200 bp — Monthly	2,896
	CMBX NA BB.6 Index	B/P	28,625	152,706	45,735	5/11/63	500 bp — Monthly	(16,962)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	4,192	46,000	20,764	12/16/72	500 bp — Monthly	(16,528)
	CMBX NA BB.13 Index	BB-/P	9,549	104,000	46,946	12/16/72	500 bp — Monthly	(37,296)
	CMBX NA BB.13 Index	BB-/P	10,544	110,000	49,654	12/16/72	500 bp — Monthly	(39,003)
	CMBX NA BB.13 Index	BB-/P	12,184	131,000	59,133	12/16/72	500 bp — Monthly	(46,822)
	CMBX NA BB.6 Index	B/P	120,960	171,794	51,452	5/11/63	500 bp — Monthly	69,675
	CMBX NA BB.6 Index	B/P	261,414	367,449	110,051	5/11/63	500 bp — Monthly	151,725
	CMBX NA BB.6 Index	B/P	224,148	394,888	118,269	5/11/63	500 bp — Monthly	106,263
	CMBX NA BBB-.13 Index	BBB-/P	118	2,000	637	12/16/72	300 bp — Monthly	(517)
	CMBX NA BBB-.13 Index	BBB-/P	2,205	24,000	7,642	12/16/72	300 bp — Monthly	(5,423)
	CMBX NA BBB-.13 Index	BBB-/P	3,083	33,000	10,507	12/16/72	300 bp — Monthly	(7,405)
	CMBX NA BBB-.13 Index	BBB-/P	4,295	63,000	20,059	12/16/72	300 bp — Monthly	(15,727)
	CMBX NA BBB-.15 Index	BBB-/P	5,266	31,000	8,454	11/18/64	300 bp — Monthly	(3,170)
	CMBX NA BBB-.15 Index	BBB-/P	82,868	328,000	89,446	11/18/64	300 bp — Monthly	(6,386)
	CMBX NA BBB-.16 Index	BBB-/P	7,729	34,000	9,347	4/17/65	300 bp — Monthly	(1,598)
	CMBX NA BBB-.9 Index	BB/P	2,330	24,000	5,669	9/17/58	300 bp — Monthly	(3,325)

Upfront premium received			3,110,503		Unrealized appreciation			633,758

Upfront premium (paid)			—		Unrealized (depreciation)			(2,752,611)

	Total		$3,110,503				Total	$(2,118,853)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(201,801)	$837,000	$397,575	11/17/59	(500 bp) — Monthly	$194,959
	CMBX NA BB.10 Index	(136,680)	536,000	254,600	11/17/59	(500 bp) — Monthly	117,399
	CMBX NA BB.10 Index	(30,474)	292,000	138,700	11/17/59	(500 bp) — Monthly	107,942
	CMBX NA BB.10 Index	(26,425)	241,000	114,475	11/17/59	(500 bp) — Monthly	87,815
	CMBX NA BB.11 Index	(25,912)	200,000	84,600	11/18/54	(500 bp) — Monthly	58,494
	CMBX NA BB.11 Index	(3,683)	71,000	30,033	11/18/54	(500 bp) — Monthly	26,281
	CMBX NA BB.11 Index	(2,451)	26,000	10,998	11/18/54	(500 bp) — Monthly	8,522
	CMBX NA BB.8 Index	(84,415)	236,759	107,820	10/17/57	(500 bp) — Monthly	23,175
	CMBX NA BB.8 Index	(14,030)	109,199	49,729	10/17/57	(500 bp) — Monthly	35,593
	CMBX NA BBB-.10 Index	(117,433)	683,000	221,087	11/17/59	(300 bp) — Monthly	103,256
	CMBX NA BBB-.10 Index	(44,315)	349,000	112,971	11/17/59	(300 bp) — Monthly	68,453
	CMBX NA BBB-.10 Index	(46,791)	215,000	69,596	11/17/59	(300 bp) — Monthly	22,679
	CMBX NA BBB-.10 Index	(34,708)	159,000	51,468	11/17/59	(300 bp) — Monthly	16,667
	CMBX NA BBB-.10 Index	(33,162)	139,000	44,994	11/17/59	(300 bp) — Monthly	11,751
	CMBX NA BBB-.10 Index	(12,748)	100,000	32,370	11/17/59	(300 bp) — Monthly	19,564
	CMBX NA BBB-.10 Index	(16,713)	72,000	23,306	11/17/59	(300 bp) — Monthly	6,551
	CMBX NA BBB-.10 Index	(8,564)	70,000	22,659	11/17/59	(300 bp) — Monthly	14,054
	CMBX NA BBB-.12 Index	(32,563)	473,000	150,603	8/17/61	(300 bp) — Monthly	117,764
	CMBX NA BBB-.12 Index	(143,904)	414,000	131,818	8/17/61	(300 bp) — Monthly	(12,327)
	CMBX NA BBB-.12 Index	(117,954)	353,000	112,395	8/17/61	(300 bp) — Monthly	(5,764)
	CMBX NA BBB-.12 Index	(97,719)	278,000	88,515	8/17/61	(300 bp) — Monthly	(9,366)
	CMBX NA BBB-.12 Index	(35,165)	207,000	65,909	8/17/61	(300 bp) — Monthly	30,623
	CMBX NA BBB-.12 Index	(26,012)	148,000	47,123	8/17/61	(300 bp) — Monthly	21,025
	CMBX NA BBB-.13 Index	(12,165)	208,000	66,227	12/16/72	(300 bp) — Monthly	53,941
	CMBX NA BBB-.13 Index	(4,939)	97,000	30,885	12/16/72	(300 bp) — Monthly	25,889
	CMBX NA BBB-.13 Index	(3,833)	70,000	22,288	12/16/72	(300 bp) — Monthly	18,414
	CMBX NA BBB-.13 Index	(2,622)	52,000	16,557	12/16/72	(300 bp) — Monthly	13,904
	CMBX NA BBB-.6 Index	(143,487)	362,619	48,591	5/11/63	(300 bp) — Monthly	(95,108)
	CMBX NA BBB-.8 Index	(44,550)	297,000	61,331	10/17/57	(300 bp) — Monthly	16,607
	CMBX NA BBB-.8 Index	(13,043)	94,000	19,411	10/17/57	(300 bp) — Monthly	6,314
	CMBX NA BBB-.8 Index	(9,851)	71,000	14,662	10/17/57	(300 bp) — Monthly	4,769
	CMBX NA BBB-.9 Index	(12,539)	53,000	12,519	9/17/58	(300 bp) — Monthly	(52)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	287,850	11/17/59	(500 bp) — Monthly	206,406
	CMBX NA BB.10 Index	(71,945)	605,000	287,375	11/17/59	(500 bp) — Monthly	214,842
	CMBX NA BB.10 Index	(39,651)	319,000	151,525	11/17/59	(500 bp) — Monthly	111,564
	CMBX NA BB.7 Index	(54,048)	274,309	90,220	1/17/47	(500 bp) — Monthly	35,905
	CMBX NA BB.7 Index	(4,130)	139,583	41,805	5/11/63	(500 bp) — Monthly	37,539
	Goldman Sachs International
	CMBX NA BB.6 Index	(11,756)	56,668	16,972	5/11/63	(500 bp) — Monthly	5,161
	CMBX NA BB.7 Index	(35,063)	200,349	65,895	1/17/47	(500 bp) — Monthly	30,637
	CMBX NA BB.7 Index	(31,765)	162,900	53,578	1/17/47	(500 bp) — Monthly	21,655
	CMBX NA BB.7 Index	(26,028)	161,028	52,962	1/17/47	(500 bp) — Monthly	26,777
	CMBX NA BB.8 Index	(25,917)	69,578	31,686	10/17/57	(500 bp) — Monthly	5,702
	CMBX NA BB.8 Index	(13,320)	36,722	16,723	10/17/57	(500 bp) — Monthly	3,368
	CMBX NA BB.8 Index	(8,166)	23,193	10,562	10/17/57	(500 bp) — Monthly	2,373
	CMBX NA BBB-.12 Index	(14,817)	76,000	24,198	8/17/61	(300 bp) — Monthly	9,338
	CMBX NA BBB-.13 Index	(20,233)	267,000	85,013	12/16/72	(300 bp) — Monthly	64,624
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(1,004,773)	1,921,102	631,850	1/17/47	(500 bp) — Monthly	(374,790)
	CMBX NA BBB-.11 Index	(13,547)	123,000	30,037	11/18/54	(300 bp) — Monthly	16,418
	CMBX NA BBB-.7 Index	(577,517)	1,942,912	332,044	1/17/47	(300 bp) — Monthly	(246,606)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	277,400	11/17/59	(500 bp) — Monthly	243,603
	CMBX NA BB.9 Index	(78)	2,000	848	9/17/58	(500 bp) — Monthly	768
	CMBX NA BBB-.7 Index	(75,310)	725,828	124,044	1/17/47	(300 bp) — Monthly	48,311
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(108,971)	464,000	220,400	11/17/59	(500 bp) — Monthly	110,978
	CMBX NA BB.10 Index	(93,555)	308,000	146,300	11/17/59	(500 bp) — Monthly	52,446
	CMBX NA BB.10 Index	(20,975)	200,000	95,000	11/17/59	(500 bp) — Monthly	73,830
	CMBX NA BB.7 Index	(53,896)	250,904	82,522	1/17/47	(500 bp) — Monthly	28,382
	CMBX NA BB.7 Index	(36,252)	176,007	57,889	1/17/47	(500 bp) — Monthly	21,466
	CMBX NA BB.7 Index	(10,105)	50,555	16,628	1/17/47	(500 bp) — Monthly	6,474
	CMBX NA BB.7 Index	(8,476)	39,321	12,933	1/17/47	(500 bp) — Monthly	4,418
	CMBX NA BB.8 Index	(9,059)	24,159	11,002	10/17/57	(500 bp) — Monthly	1,919
	CMBX NA BB.9 Index	(24,292)	161,000	68,264	9/17/58	(500 bp) — Monthly	43,815
	CMBX NA BB.9 Index	(5,715)	94,000	39,856	9/17/58	(500 bp) — Monthly	34,050
	CMBX NA BB.9 Index	(11,806)	78,000	33,072	9/17/58	(500 bp) — Monthly	21,190
	CMBX NA BB.9 Index	(5,724)	43,000	18,232	9/17/58	(500 bp) — Monthly	12,467
	CMBX NA BB.9 Index	(1,231)	9,000	3,816	9/17/58	(500 bp) — Monthly	2,577
	CMBX NA BBB-.10 Index	(39,854)	323,000	104,555	11/17/59	(300 bp) — Monthly	64,513
	CMBX NA BBB-.10 Index	(18,792)	217,000	70,243	11/17/59	(300 bp) — Monthly	51,324
	CMBX NA BBB-.10 Index	(27,596)	215,000	69,596	11/17/59	(300 bp) — Monthly	41,874
	CMBX NA BBB-.10 Index	(19,291)	161,000	52,116	11/17/59	(300 bp) — Monthly	32,731
	CMBX NA BBB-.10 Index	(17,629)	139,000	44,994	11/17/59	(300 bp) — Monthly	27,284
	CMBX NA BBB-.10 Index	(6,985)	32,000	10,358	11/17/59	(300 bp) — Monthly	3,354
	CMBX NA BBB-.12 Index	(55)	1,000	318	8/17/61	(300 bp) — Monthly	262
	CMBX NA BBB-.13 Index	(22,433)	364,000	115,898	12/16/72	(300 bp) — Monthly	90,646
	CMBX NA BBB-.7 Index	(30,222)	375,946	64,249	1/17/47	(300 bp) — Monthly	33,808
	CMBX NA BBB-.7 Index	(34,235)	265,373	45,352	1/17/47	(300 bp) — Monthly	10,962

Upfront premium received		—			Unrealized appreciation		3,088,166

Upfront premium (paid)		(4,289,948)			Unrealized (depreciation)		(744,013)

	Total	$(4,289,948)				Total	$2,344,153
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 41 Index	B+/P	$(48,642)	$13,419,000	$80,514	12/20/28	500 bp — Quarterly	$(98,432)

	Total		$(48,642)					$(98,432)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $349,815,871.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/23
Short-term investments
	Putnam Government Money Market Fund*	$—	$15,553,199	$—	$6,383	$15,553,199
	Putnam Short Term Investment Fund**	36,793,801	10,980,096	10,000,000	525,258	37,773,897

	Total Short-term investments	$36,793,801	$26,533,295	$10,000,000	$531,641	$53,327,096
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $967,750.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,131,799.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,321,681.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	89.6%
	Canada	1.1
	Indonesia	0.8
	Cote d'lvoire	0.8
	France	0.8
	Dominican Republic	0.7
	Mexico	0.7
	Other	5.5

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $2,120,474 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors .
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,224,924 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $345,390 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,098,746 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,131,799 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$24,234	$—

Total common stocks	—	24,234	—
Asset-backed securities	—	2,756,321	—
Convertible bonds and notes	—	15,876,663	—
Corporate bonds and notes	—	72,903,031	—
Foreign government and agency bonds and notes	—	28,060,761	—
Mortgage-backed securities	—	138,372,945	—
Senior loans	—	8,429,322	—
U.S. government and agency mortgage obligations	—	259,601,750	—
U.S. treasury obligations	—	3,444,375	—
Short-term investments	4,377,000	72,061,020	—

Totals by level	$4,377,000	$601,530,422	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$45,579	$—
Futures contracts	757,216	—	—
Forward premium swap option contracts	—	5,517,398	—
TBA sale commitments	—	(69,727,843)	—
Interest rate swap contracts	—	(2,212)	—
Total return swap contracts	—	(444,148)	—
Credit default contracts	—	1,354,955	—

Totals by level	$757,216	$(63,256,271)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$824,500,000
Written swap option contracts (contract amount)	$950,900,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$51,800,000
Centrally cleared interest rate swap contracts (notional)	$1,529,700,000
OTC total return swap contracts (notional)	$4,700,000
OTC credit default contracts (notional)	$39,100,000
Centrally cleared credit default contracts (notional)	$10,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com